Cover	Jul. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Mawson Infrastructure Group Inc. (the “Company”) with the U.S. Securities and Exchange Commission on July 14, 2025 (the “Original 8-K”) to provide additional disclosure under Item 5.02 based on communications received subsequent to that filing and to file exhibits under Item 9.01. This Amendment does not otherwise change or update any of the other disclosure set forth in the Original Form 8-K, and this Item 5.02 should be read in conjunction with the Original Form 8-K.
Document Period End Date	Jul. 08, 2025
Entity File Number	001-40849
Entity Registrant Name	Mawson Infrastructure Group Inc.
Entity Central Index Key	0001218683
Entity Tax Identification Number	88-0445167
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	950 Railroad Ave
Entity Address, City or Town	Midland
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15059
City Area Code	412
Local Phone Number	515-0896
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MIGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false